As filed with the Securities and Exchange Commission on December 5, 2013

File No. 333-191185

File No. 811-22889

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 3 (X)
Post-Effective Amendment No. ( )

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3 (X)

(Check appropriate box or boxes)

GOTTEX TRUST

(Exact name of Registrant as Specified in Charter)

28 State Street
40th Floor

Boston, MA  02109

(Address of Principal Executive Office)

(617) 532-0200

(Registrant's Telephone Number, including Area Code)

William H. Woolverton

General Counsel

Gottex Fund Management Ltd.

28 State Street

40th Floor

Boston, MA  02109

(Name and address of agent for Service)

Copies of Communications to:

Matthew R. DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(a)(1).
☐	60 days after filing pursuant to Rule 485 (a)(1).
☐	75 days after filing pursuant to Rule 485 (a)(2).
☐	on (date) pursuant to Rule 485(a)(2).
☒	as soon as practicable after the effective date of this registration statement

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT THAT SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

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EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A for Gottex Trust incorporates by reference the Registrant’s Part A and Part B contained in the Registrant’s Registration Statement on Form N-1A filed on September 16, 2013 (Acc. No. 0001144204-13-050924), as amended by Pre-Effective Amendment No. 2, filed on December 3, 2013 (Accession number 0001144204-13-065345). This Amendment is being filed to incorporate Exhibit (i) - Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.

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GOTTEX TRUST

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1)	Certificate of Trust of the Registrant dated September 10, 2013 (the “Certificate of Trust”), and filed and effective in Delaware on September 10, 2013, previously filed as Exhibit 99.a.1 to the Registrant’s Initial Registration Statement on Form N-1A, filed on September 16, 2013 (Accession No. 0001144204-13-050924) (“Initial Registration Statement”) and incorporated herein by reference.

(a)(2)	Agreement and Declaration of Trust of the Registrant dated September 5, 2013 (the “Declaration of Trust”), previously filed as Exhibit 99.a.2 to the Initial Registration Statement and incorporated herein by reference.

(b).	By-Laws of the Registrant (the “By-Laws”) previously filed as Exhibit 99.b to the Initial Registration Statement and incorporated herein by reference.

(c)	Not applicable.

(d)	Investment Management Agreement between Gottex Fund Management Ltd. and the Registrant previously filed as Exhibit 99.d to Pre-Effective Amendment No. 2 to the Initial Registration Statement, filed on December 3, 2013 (Accession No. 0001144204-13-065345) (“Pre-Effective Amendment No. 2”) and incorporated herein by reference.

(e)	Distribution Agreement between Foreside Fund Services, LLC and the Registrant previously filed as Exhibit 99.e to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(f)	Not applicable.

(g)	Custodian Agreement between UMB Bank and the Registrant previously filed as Exhibit 99.g to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(h)	Other Material Contracts

(1) Transfer Agency Agreement between UMB Fund Services, Inc. and the Registrant previously filed as Exhibit 99.h.1 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(2) Administration and Fund Accounting Agreement between UMB Fund Services, Inc. and the Registrant previously filed as Exhibit 99.h.2 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(3) Fee Waiver and Expense Limitation and Reimbursement Agreement previously filed as Exhibit 99.h.3 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(i)	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm previously filed as Exhibit 99.j to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(k)	Not applicable.

(l)	Not applicable.

(m)	Rule 12b-1 Plan

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(1) Class A Distribution Plan adopted pursuant to Rule 12b-1 by the Registrant previously filed as Exhibit 99.m.1 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(n)	Rule 18f-3 Plan

(1) Multiple Class Plan Pursuant to Rule 18f-3 adopted by the Registrant previously filed as Exhibit 99.n.1 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(o)	Not applicable.

(p)(1)	Code of Ethics for the Registrant previously filed as Exhibit 99.p.1 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(p)(2)	Code of Ethics for Gottex Fund Management Ltd. previously filed as Exhibit 99.p.2 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(p)(3)	Code of Ethics of Foreside Fund Services, LLC previously filed as Exhibit 99.p.3 to Pre-Effective Amendment No. 2 and incorporated herein by reference.

(q)	Power of Attorney previously filed as Exhibit 99.q to the Initial Registration Statement and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Each Trustee, officer, employee and agent of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and other applicable law and the Registrant’s Agreement and Declaration of Trust and Bylaws; provided, however, that no Trustee, officer, employee or agent of the Registrant shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of his or her office with the Registrant. Advance payment of indemnification expenses may be provided, subject to certain conditions set forth in the Registrant’s Bylaws. Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, and Article VIII of the Registrant’s Bylaws, incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Gottex Fund Management Ltd. (the "Adviser") is a Delaware corporation and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act"). The Adviser and its affiliates will serve as investment advisers, sub-advisers or general partners to other registered and private investment companies and managed accounts. The Adviser and its affiliates form part of the "Gottex Group." The Gottex Group provides financial services and currently operates from offices located in Lausanne (Switzerland), London, Boston, New York, Luxembourg, Dubai and Hong Kong. The principal business address of the Adviser is 28 State Street, 40th Floor, Boston, MA 02109, and its telephone number is (617) 532-0200.

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Information with respect to each director, manager and executive officer of the Adviser is incorporated by reference to Form ADV filed by the Adviser with the Commission pursuant to the Advisers Act (File no. 801-66129).

ITEM 32. PRINCIPAL UNDERWRITERS

Item 32.	Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	Bridgeway Funds, Inc.
6.	Broadmark Funds
7.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
8.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
9.	Direxion Shares ETF Trust
10.	Exchange Traded Concepts Trust II
11.	FlexShares Trust
12.	Forum Funds
13.	Forum Funds II
14.	FQF Trust
15.	FSI Low Beta Absolute Return Fund
16.	Gottex Multi-Alternatives Fund - I
17.	Gottex Multi-Alternatives Fund - II
18.	Gottex Multi-Asset Endowment Fund - I
19.	Gottex Multi-Asset Endowment Fund - II
20.	Henderson Global Funds
21.	Ironwood Institutional Multi-Strategy Fund LLC
22.	Ironwood Multi-Strategy Fund LLC
23.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
24.	Manor Investment Funds
25.	Nomura Partners Funds, Inc.
26.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
27.	PMC Funds, Series of Trust for Professional Managers
28.	Precidian ETFs Trust
29.	Quaker Investment Trust
30.	Renaissance Capital Greenwich Funds
31.	RevenueShares ETF Trust
32.	Salient MF Trust
33.	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
34.	Sound Shore Fund, Inc.
35.	The Roxbury Funds
36.	Turner Funds
37.	Wintergreen Fund, Inc.

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Item 32(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules (17 CFR § 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants’ corporate offices, except (1) records held and maintained by UMB Bank, 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian; (2) records held and maintained by UMBFS, 803 West Michigan Street, Milwaukee, Wisconsin, 53233, relating to its functions as administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by the Distributor, three Canal Plaza, Suite 100, Portland, Maine, 04101, in its function as distributor.

ITEM 34. MANAGEMENT SERVICES

Not applicable

ITEM 35. UNDERTAKINGS

Not applicable

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Boston, State of Massachusetts, on the 5th day of December, 2013.

GOTTEX TRUST

By: /s/ William J. Landes*

Name: William J. Landes

Title: Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ William J. Landes* William J. Landes	President, Principal Executive Officer and Trustee	December 5, 2013

/s/ Bruce M. Dresner* Bruce M. Dresner	Trustee	December 5, 2013

/s/ Jeanne L. Mockard* Jeanne L. Mockard	Trustee	December 5, 2013

/s/ Jonas B. Siegel* Jonas B. Siegel	Trustee	December 5, 2013

/s/ Wade C. Boylan Wade C. Boylan	Treasurer, Principal Financial Officer and Principal Accounting Officer	December 5, 2013

*By: /s/ William H. Woolverton

  William H. Woolverton, Attorney-in-Fact

  (Pursuant to Powers of Attorney previously filed)

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SCHEDULE OF EXHIBITS TO FORM N-1A

Gottex Trust

Exhibit Number	Exhibit

(i)	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP

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